Annual Fund Operating Expenses	Jun. 20, 2025
Global Sustainable Listed Infrastructure Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2026
Global Sustainable Listed Infrastructure Fund | Global Sustainable Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.37%)	[1]
Net Expenses (as a percentage of Assets)	0.89%
Global Macro Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2026
Global Macro Fund | Global Macro Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.06%	[2]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	0.79%

[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Institutional Class shares. It is expected that the expense limit will continue through the period ending December 30, 2026; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[2]	Based on estimated expenses for the current fiscal year.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% for Class R-6 shares. It is expected that the expense limit will continue through the period ending December 30, 2026; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.